Capital and financial risk management - Liquidity risk - Borrowings (Details) € in Millions, $ in Billions	12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 EUR (€)
Borrowings
Principal amount	€ 24,783		€ 26,153
Minimum
Borrowings
Long-term borrowings maturity (in years)	1 year
Maximum
Borrowings
Long-term borrowings maturity (in years)	39 years
Revolving credit facility
Borrowings
Undrawn revolving credit facilities	€ 7,800
Revolving credit facility | Maximum | US Dollar
Borrowings
Principal amount	3,700	$ 4.0
Revolving credit facility | Maximum | Euro
Borrowings
Principal amount			4,100
Committed bank facilities
Borrowings
Undrawn revolving credit facilities	€ 8,000		€ 8,000